Related party disclosure - Summary of Transactions And Balances With Entities Under Joint Control (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)	Mar. 31, 2025 USD ($)
Statement [Line Items]
Loans given	₨ 292	$ 3	₨ 228	₨ 55
Operation and maintenance expenses	6,270	73	5,937	5,528
Capital Creditors	32,545		40,092		$ 381
Fluence India ReNew JV Private Limited | Joint Control
Statement [Line Items]
Purchase of capital goods	71	1	2,060
Capital Creditors	168		247		2
3E NV | Joint Control
Statement [Line Items]
Loans given	270	3	176	55
Loans receivable	284	3	231	55
Support services rendered	0	0	5
Interest income on loan	9	0	0
Trade receivable			5
Interest accrued on loans given	15	0	4
3E Renewable Energy Software and Services Private Limited | Joint Control
Statement [Line Items]
Operation and maintenance expenses	14	$ 0	35	11
Trade payables	₨ 1		₨ 8	₨ 5	$ 0